Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of pretax loss from continuing operations
	Year ended December 31,
	2019	2018
Computed "expected" tax benefit	$(1,804,200)	(2,442,589)
Increase (reduction) in income taxes resulting from:
State Tax, net of federal	(225,900)	(697,883)
Stock Compensation and Warrant Modification	372,190	—
Miscellaneous	17,572	—
Non-deductible finance charges and loss on debt extinguishment	—	1,255,918
Change in the valuation allowance	1,640,338	1,884,554
Total income tax expense/(benefit)	$—	—

Schedule of deferred tax assets
	Total	Total	Deferred Tax Asset
	2019	2018	2019	2018
Net operating loss carry-forward	14,120,000	7,132,000	3,635,000	1,926,000
Stock based compensation	—	252,000	—	68,000
Intangible Assets	(1,000)	—	(0)	—
Less: valuation allowance	(14,119,000)	(7,384,000)	(3,635,000)	(1,994,000)
Total	$—	$—	$—	$—